Fair value of financial instruments - Fair value, assets measure on recurring basis, unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net unrealized gain on mortgage loans	$ 17,670	$ 0	$ 25,963
Fair value, inputs, level 3 [Member] | Loans receivable [Member] | Residential mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	163,520		0
Investment in mortgage loans	475,998		644,163
Net unrealized gain on mortgage loans	17,670		25,963
Net realized gain on mortgage loans	1,909		4,015
Mortgage loan payments	(999)		(2,616)
Mortgage loan dispositions	(9,996)		(19,024)
Transfer of mortgage loans to real estate owned	(6,199)		(10,598)
Ending balance	641,903		641,903
Net unrealized gain on mortgage loans	17,670		25,963
Accumulated net unrealized gains on mortgage loans at fair value still held	$ 25,963		$ 25,963